Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Subscription Receivables	Accumulated Deficit	Total
Balance at Mar. 16, 2021
Balance (in Shares) at Mar. 16, 2021
Issuance of Class B common stock to Sponsor	[1]		$ 216	24,784	(24,333)		667
Issuance of Class B common stock to Sponsor (in Shares)	[1]		2,156,250
Net loss						(1,106)	(1,106)
Balance at Mar. 31, 2021			$ 216	24,784	(24,333)	(1,106)	(439)
Balance (in Shares) at Mar. 31, 2021			2,156,250
Balance at Mar. 16, 2021
Balance (in Shares) at Mar. 16, 2021
Issuance of Class B common stock to Sponsor	[1]		$ 216	24,784	(24,333)		667
Issuance of Class B common stock to Sponsor (in Shares)	[1]		2,156,250
Private placement Class A shares		$ 25		3,219,027			3,219,052
Private placement Class A shares (in Shares)		248,150
Conversion of Note payable to Class A common stock		$ 7		719,077			719,084
Conversion of Note payable to Class A common stock (in Shares)		69,450
Payment for Class B common stock					24,333		24,333
Private placement units proceeds in excess of fair value				746,360			746,360
Public warrants proceeds				19,623,313			19,623,313
Class A common stock accretion to redemption value				(24,332,561)		(2,018,026)	(26,350,587)
Net loss						(240,700)	(240,700)
Balance at Dec. 31, 2021		$ 32	$ 216			(2,258,726)	(2,258,478)
Balance (in Shares) at Dec. 31, 2021		317,600	2,156,250
Forfeit of shares upon partial exercise of over allotment option			$ (22)	22
Forfeit of shares upon partial exercise of over allotment option (in Shares)			(214,460)
Issuance of shares upon partial exercise of over allotment option (in Shares)		2,672
Net loss						(720,006)	(720,006)
Balance at Mar. 31, 2022		$ 32	$ 194	$ 22		$ (2,978,754)	$ (2,978,484)
Balance (in Shares) at Mar. 31, 2022		320,272	1,941,790

[1]	Includes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).